Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Categories of Financial Instruments

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the basis of measurement and the bases for recognition of income and expenses) for each class of financial asset, financial liability and equity instrument are disclosed in note 2.

Categories of financial instruments

Financial assets

	Amortized cost	Amortized cost
	2017	2018
Current
Other receivables	5,294	48,285
Cash and cash equivalents	384,002	1,044,786
Non-current
Other receivables	9,193	10,458
Total	398,489	1,103,529

	2017	2018
Foreign currency forwards - held at FVTPL	185	255
Foreign currency forwards - held as cash flow hedges	-	436
Derivative financial assets	185	691

Financial liabilities

	Amortized cost	Amortized cost
	2017	2018
Trade payables	73,992	96,176
Other payables	713	350
Total	74,705	96,526

	Fair value through profit or loss	Fair value through profit or loss
	2017	2018
Contingent consideration	19,146	-
	19,146	-

Financial Assets/(Liabilities) at Fair Value through Profit or Loss
	Financial assets/(liabilities) at fair value through profit or loss
	2017	2018	2017	2018
Derivative financial asset/(liability)	226	691	(41)	-

Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date

The table below analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within 12 months equal their carrying balances, as the impact of discounting is not significant.

All derivative financial instruments have a maturity of less than 12 months.

	Less than one year	Less than one year
	2017	2018
Trade and other payables	74,705	96,526
Contingent consideration	19,146	-
Total	93,851	96,526

	More than one year	More than one year
	2017	2018
Contingent consideration	-	-
Borrowings	-	-
	-	-

Schedule of Capital Structure	The capital structure is as follows:

	2017	2018
Total borrowings	-	-
Less: cash and cash equivalents	(384,002)	(1,044,786)
Net cash	(384,002)	(1,044,786)
Total equity	396,903	1,128,431
Total capital	12,901	83,645

Schedule of Foreign Exchange Rate Sensitivity Analysis

The table below shows the Group’s sensitivity to United States dollars strengthening/weakening by 10%:

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2017	2018
10% appreciation of United States dollars	7,576	29,169
10% depreciation of United States dollars	(9,260)	(35,651)